Accounts Receivable - Schedule of Continuity of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Receivables [Abstract]
Beginning balance	$ 2,465	$ 2,482	$ 2,518
Reduction in provision recorded	(23)
Additional provision recorded		231	247
Net write-offs	(333)	(248)	(283)
Ending balance	$ 2,109	$ 2,465	$ 2,482